Income Taxes and Duties - Summary of Income Tax Expense (Benefit) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of Income Taxes and Duties [Line items]
Total duties, taxes and other	$ 9,302,464	$ 185,572,075	$ 343,823,489	$ 461,578,223
PEMEX [member]
Disclosure of Income Taxes and Duties [Line items]
Current income tax		5,370,822	4,247,998	3,109,971
Deferred income tax		25,592,117	(33,237,009)	(11,465,343)
Total duties, taxes and other		$ 30,962,939	$ (28,989,011)	$ (8,355,372)